Stock-Based and Employee Savings Plans (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
The following table summarizes stock option activity of our employees under the Plan for the year ended December 31, 2018:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(In thousands, except per share amounts and years)
Outstanding at January 1, 2018	2,440	$28.94
Assumed	160	$20.24
Exercised	(1,370)	$29.28
Forfeited/expired/canceled	(47)	$28.07
Outstanding at December 31, 2018	1,183	$27.39	4.45	$67,311
Expected to vest	293	$24.78	5.30	$17,414
Options exercisable	863	$28.47	4.11	$48,203

Schedule of restricted stock units
The following table summarizes the RSUs, PBRSUs, and restricted stock activity under the Plan as of December 31, 2018 and changes during the year ended December 31, 2018:

	Units	Weighted Average Grant-Date Fair Value (per share)
	(In thousands, except per share amounts)
Outstanding at January 1, 2018	33,875	$41.14
Awarded(1)(2)	15,131	$73.69
Vested(1)	(17,903)	$40.92
Forfeited	(3,141)	$52.56
Outstanding at December 31, 2018	27,962	$57.81
Expected to vest	25,177

(1) Includes approximately 2.1 million additional PBRSUs issued in respect of company performance in connection with the Company's 2017 annual incentive plan.
(2) Includes 742,335 shares of restricted common stock issued as a part of the iZettle acquisi
Schedule of stock-based compensation expense
The impact on our results of operations of recording stock-based compensation expense under the Plan for the years ended December 31, 2018, 2017, and 2016 was as follows:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
Customer support and operations	$174	$142	$80
Sales and marketing	125	107	57
Technology and development	303	277	166
General and administrative	269	218	141
Total stock-based compensation expense	$871	$744	$444

Capitalized as part of internal use software and website development costs	$38	$24	$13
Income tax benefit recognized for stock-based compensation arrangements	$154	$218	$127